Quarterly Portfolios of Investments
HARBOR FUNDS II
January 31, 2024

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

Table of Contents

Portfolios of Investments
Embark Commodity Strategy Fund (CONSOLIDATED)	1
Embark Small Cap Equity Fund	4
Notes to Portfolios of Investments	9

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Principal Amounts, Value and Cost in Thousands

Short-Term Investments—35.0%
Principal Amount		Value
U.S. TREASURY BILLS—35.0%
	U.S. Treasury Bills
$1,200	5.154%—05/30/2024†	$1,180
3,600	5.187%—04/30/2024-05/21/2024†	3,548
1,200	5.194%—04/16/2024†	1,187
1,200	5.195%—04/23/2024†	1,186
1,200	5.197%—05/07/2024†	1,183
1,340	5.202%—04/09/2024-04/18/2024†	1,326
760	5.205%—04/11/2024†	752
1,960	5.207%—04/02/2024-04/18/2024†	1,941
760	5.222%—04/04/2024†	753
750	5.226%—03/28/2024†	744
1,200	5.227%—03/26/2024†	1,191

Short-Term Investments—Continued
Principal Amount		Value
U.S. TREASURY BILLS—Continued
$760	5.237%—03/21/2024†	$755
750	5.247%—03/14/2024†	745
750	5.257%—03/07/2024†	746
500	5.260%—02/29/2024†	498
TOTAL SHORT-TERM INVESTMENTS (Cost $17,735)		17,735
TOTAL INVESTMENTS—35.0% (Cost $17,735)		17,735
CASH AND OTHER ASSETS, LESS LIABILITIES—65.0%		32,919
TOTAL NET ASSETS—100%		$50,654

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Futures (Long)	19	02/29/2024	$1,530	$(13)
Brent Crude Futures (Long)	35	03/28/2024	2,809	46
California Carbon Allowance Futures (Long)	9	12/24/2024	391	2
Cattle Feeder Futures (Long)	1	05/23/2024	126	4
Cocoa Futures (Long)	7	03/13/2024	340	13
Cocoa Futures (Long)	2	05/15/2024	95	4
Cocoa Futures (Long)	9	07/16/2024	422	19
Cocoa Futures (Short)	5	03/13/2024	241	(9)
Coffee C Futures (Long)	16	03/18/2024	1,164	8
Coffee C Futures (Long)	4	05/20/2024	286	6
Coffee C Futures (Long)	1	07/19/2024	71	2
Copper Futures (Long)	4	03/26/2024	391	11
Copper Futures (Long)	1	04/29/2024	215	2
Copper Futures (Long)	11	07/29/2024	1,087	31
Copper Futures (Short)	1	04/29/2024	215	(3)
Corn Futures (Long)	69	03/14/2024	1,546	6
Corn Futures (Long)	5	05/14/2024	115	—
Corn Futures (Long)	27	07/12/2024	630	1
Cotton No. 2 Futures (Long)	5	03/06/2024	213	1
Cotton No. 2 Futures (Long)	7	05/08/2024	302	2
Cotton No. 2 Futures (Long)	3	07/09/2024	131	1
ECX Emissions Futures (Long)	6	12/16/2024	416	8
Gold Futures (Long)	51	04/26/2024	10,544	113
ICE White Sugar Futures (Long)	5	02/14/2024	167	(1)
KC Hard Red Wheat Futures (Long)	18	03/14/2024	560	3
KC Hard Red Wheat Futures (Long)	10	05/14/2024	310	—
Lean Hogs Futures (Long)	7	04/12/2024	237	13
Lean Hogs Futures (Long)	10	06/14/2024	392	18
Live Cattle Futures (Long)	3	04/30/2024	217	3
Live Cattle Futures (Long)	9	06/28/2024	644	14
Live Cattle Futures (Short)	3	04/30/2024	217	(3)

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminium Futures (Long)	6	03/18/2024	$340	$7
LME Aluminium Futures (Long)	1	04/15/2024	57	1
LME Aluminium Futures (Long)	6	04/26/2024	342	6
LME Aluminium Futures (Long)	7	05/13/2024	401	8
LME Aluminium Futures (Long)	15	06/17/2024	865	16
LME Aluminium Futures (Long)	13	08/19/2024	758	16
LME Aluminium Futures (Short)	3	03/18/2024	170	(4)
LME Aluminium Futures (Short)	6	04/26/2024	342	(5)
LME Copper Futures (Long)	1	03/18/2024	214	3
LME Copper Futures (Long)	4	04/15/2024	860	20
LME Copper Futures (Long)	5	06/17/2024	1,080	25
LME Copper Futures (Short)	1	03/18/2024	214	(5)
LME Lead Futures (Long)	5	04/15/2024	271	(1)
LME Lead Futures (Long)	1	04/26/2024	54	—
LME Lead Futures (Long)	7	06/17/2024	380	(1)
LME Lead Futures (Short)	1	04/26/2024	54	—
LME Lead Futures (Short)	1	06/17/2024	54	—
LME Nickel Futures (Long)	1	03/18/2024	97	(1)
LME Nickel Futures (Long)	2	04/15/2024	195	(1)
LME Nickel Futures (Long)	1	04/29/2024	98	(3)
LME Nickel Futures (Long)	3	05/13/2024	294	(1)
LME Nickel Futures (Long)	2	06/17/2024	197	(1)
LME Nickel Futures (Short)	2	03/18/2024	194	3
LME Nickel Futures (Short)	1	04/29/2024	98	2
LME Zinc Futures (Long)	3	02/19/2024	190	—
LME Zinc Futures (Long)	1	03/18/2024	63	—
LME Zinc Futures (Long)	1	04/30/2024	63	(1)
LME Zinc Futures (Long)	4	05/13/2024	253	1
LME Zinc Futures (Long)	16	06/17/2024	1,014	4
LME Zinc Futures (Long)	8	07/15/2024	508	2
LME Zinc Futures (Short)	1	03/18/2024	63	—
LME Zinc Futures (Short)	1	04/30/2024	63	1
LME Zinc Futures (Short)	1	06/17/2024	63	1
Low Sulphur Gasoil Futures (Long)	4	02/12/2024	342	17
Low Sulphur Gasoil Futures (Long)	22	03/12/2024	1,841	82
Low Sulphur Gasoil Futures (Long)	10	05/10/2024	795	33
Micro Copper Futures (Long)	38	02/27/2024	371	8
Micro Gold Futures (Long)	6	04/26/2024	124	1
Micro Silver Futures (Long)	5	03/26/2024	116	3
Micro WTI Crude Oil Futures (Long)	9	02/16/2024	68	(1)
Milling Wheat Futures (Long)	3	03/11/2024	34	(1)
Natural Gas Futures (Long)	50	02/27/2024	1,050	(50)
Natural Gas Futures (Long)	12	03/26/2024	255	(9)
Natural Gas Futures (Long)	20	04/26/2024	442	(17)
Natural Gas Futures (Short)	6	12/27/2024	229	4
NY Harbor ULSD Futures (Long)	7	02/29/2024	819	25
NY Harbor ULSD Futures (Long)	2	03/28/2024	228	5
NY Harbor ULSD Futures (Long)	7	04/30/2024	778	28

⬤

Embark Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
NY Harbor ULSD Futures (Short)	4	02/29/2024	$468	$(20)
Palladium Futures (Long)	1	03/26/2024	100	5
Palladium Futures (Short)	1	03/26/2024	100	(5)
Platinum Futures (Long)	9	04/26/2024	420	12
Platinum Futures (Long)	4	12/24/2024	59	1
RBOB Gasoline Futures (Long)	12	02/29/2024	1,125	(1)
RBOB Gasoline Futures (Long)	9	04/30/2024	932	11
RBOB Gasoline Futures (Short)	1	03/28/2024	103	(1)
Robusta Coffee Futures (Long)	5	03/22/2024	165	6
SGX Iron Ore Futures (Long)	26	03/28/2024	337	(6)
SGX Iron Ore Futures (Short)	16	02/29/2024	210	2
Silver Futures (Long)	13	03/26/2024	1,506	44
Silver Futures (Long)	1	05/29/2024	117	4
Soybean Futures (Long)	14	03/14/2024	856	(11)
Soybean Futures (Long)	13	05/14/2024	801	(9)
Soybean Futures (Long)	2	07/12/2024	124	(1)
Soybean Meal Futures (Long)	40	03/14/2024	1,473	26
Soybean Meal Futures (Long)	16	05/14/2024	583	6
Soybean Meal Futures (Short)	1	03/14/2024	37	(1)
Soybean Oil Futures (Long)	32	03/14/2024	884	(42)
Soybean Oil Futures (Long)	7	05/14/2024	195	(9)
Soybean Oil Futures (Long)	1	07/12/2024	28	(1)
Sugar No. 11 Futures (Long)	40	02/29/2024	1,081	17
Sugar No. 11 Futures (Long)	15	04/30/2024	391	4
Sugar No. 11 Futures (Short)	3	02/29/2024	81	(2)
TTF Natural Gas Futures (Long)	1	02/28/2024	24	2
Wheat Futures (Long)	17	03/14/2024	506	(2)
Wheat Futures (Long)	12	07/12/2024	366	(2)
WTI Crude Oil Futures (Long)	21	02/20/2024	1,593	27
WTI Crude Oil Futures (Long)	13	08/20/2024	965	15
WTI Crude Oil Futures (Short)	15	03/20/2024	1,136	(22)
Total Futures Contracts				$569
FAIR VALUE MEASUREMENTS
As of January 31, 2024, the investment in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†
Coupon represents yield to maturity
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—January 31, 2024 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.2%
1,040	BWX Technologies, Inc.	$85
294	Hexcel Corp.	20
28	Huntington Ingalls Industries, Inc.	7
		112
AIR FREIGHT & LOGISTICS—0.2%
337	GXO Logistics, Inc. *	18
AUTOMOBILE COMPONENTS—2.1%
688	Adient PLC *	24
711	Atmus Filtration Technologies, Inc. *	16
574	Gentex Corp.	19
1,391	Gentherm, Inc. *	67
935	Modine Manufacturing Co. *	64
790	Stoneridge, Inc. *	14
		204
AUTOMOBILES—0.3%
181	Harley-Davidson, Inc.	6
197	Thor Industries, Inc.	22
		28
BANKS—3.5%
200	1st Source Corp.	10
847	Bank of NT Butterfield & Son Ltd. (Bermuda)	26
257	Bank OZK	12
934	Cadence Bank	25
34	First Citizens BancShares, Inc. Class A	51
2,287	First Hawaiian, Inc.	50
649	First Horizon Corp.	9
442	Home BancShares, Inc.	10
387	International Bancshares Corp.	20
166	Luther Burbank Corp. *	2
501	Popular, Inc. (Puerto Rico)	43
124	Prosperity Bancshares, Inc.	8
241	Synovus Financial Corp.	9
642	Wintrust Financial Corp.	62
		337
BEVERAGES—0.4%
2,135	Vita Coco Co., Inc. *	42
BIOTECHNOLOGY—3.6%
1,160	89bio, Inc. *	12
895	Alkermes PLC *	24
912	Arcturus Therapeutics Holdings, Inc. *	30
500	Ascendis Pharma AS ADR (Denmark)*,1	65
5,345	Avid Bioservices, Inc. *	36
510	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	9
10,273	Bluebird Bio, Inc. *	11
440	Cerevel Therapeutics Holdings, Inc. *	18
751	Kiniksa Pharmaceuticals Ltd. Class A*	13
337	MoonLake Immunotherapeutics *	19
1,059	Mural Oncology PLC *	5
246	Natera, Inc. *	16
199	Prothena Corp. PLC (Ireland)*	6
948	Rocket Pharmaceuticals, Inc. *	27
453	Vaxcyte, Inc. *	32
778	Veracyte, Inc. *	19
171	Xenon Pharmaceuticals, Inc. (Canada)*	8
		350
BROADLINE RETAIL—0.2%
258	Etsy, Inc. *	17
BUILDING PRODUCTS—1.2%
299	AAON, Inc.	21

COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
805	AZEK Co., Inc. *	$31
36	Carlisle Cos., Inc.	12
208	CSW Industrials, Inc.	44
82	UFP Industries, Inc.	9
		117
CAPITAL MARKETS—4.1%
1,194	B Riley Financial, Inc.	28
4,303	Barings BDC, Inc.	39
2,269	Capital Southwest Corp.	56
168	Cohen & Steers, Inc.	12
63	Evercore, Inc. Class A	11
22	FactSet Research Systems, Inc.	11
133	Hamilton Lane, Inc. Class A	15
56	LPL Financial Holdings, Inc.	13
36	Morningstar, Inc.	10
2,378	Oaktree Specialty Lending Corp.	50
618	Perella Weinberg Partners	7
396	Stifel Financial Corp.	29
1,810	StoneX Group, Inc. *	119
		400
CHEMICALS—3.5%
10,336	Arcadium Lithium PLC (Jersey)*	50
662	Avient Corp.	24
3,176	Axalta Coating Systems Ltd. *	103
11,870	Ecovyst, Inc. *	110
1,033	Element Solutions, Inc.	23
362	Olin Corp.	19
47	Quaker Chemical Corp.	9
		338
COMMERCIAL SERVICES & SUPPLIES—1.6%
166	ABM Industries, Inc.	7
4,627	BrightView Holdings, Inc. *	41
177	Brink’s Co.	14
581	Casella Waste Systems, Inc. Class A*	50
315	GFL Environmental, Inc. (Canada)	11
114	MillerKnoll, Inc.	3
448	Quad/Graphics, Inc. *	2
67	Tetra Tech, Inc.	11
43	UniFirst Corp.	7
276	Viad Corp. *	9
		155
COMMUNICATIONS EQUIPMENT—2.6%
284	Calix, Inc. *	9
1,553	Digi International, Inc. *	38
444	F5, Inc. *	82
594	Harmonic, Inc. *	7
17,784	Infinera Corp. *	88
316	Lumentum Holdings, Inc. *	17
2,768	Telefonaktiebolaget LM Ericsson ADR (Sweden)[1]	15
		256
CONSTRUCTION & ENGINEERING—2.5%
1,366	Ameresco, Inc. Class A*	28
1,119	Arcosa, Inc.	88
128	Comfort Systems USA, Inc.	28
869	Fluor Corp. *	33
46	Valmont Industries, Inc.	10
1,191	WillScot Mobile Mini Holdings Corp. *	56
		243
CONSTRUCTION MATERIALS—0.1%
156	Knife River Corp. *	10
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—0.4%
2,141	SLM Corp.	$43
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
43	Casey’s General Stores, Inc.	12
1,241	Chefs' Warehouse, Inc. *	40
260	Grocery Outlet Holding Corp. *	6
2,306	Sprouts Farmers Market, Inc. *	116
		174
CONTAINERS & PACKAGING—1.0%
3,604	Graphic Packaging Holding Co.	92
DISTRIBUTORS—0.1%
25	Pool Corp.	9
DIVERSIFIED CONSUMER SERVICES—1.1%
444	Adtalem Global Education, Inc. *	22
1,233	Frontdoor, Inc. *	40
200	Grand Canyon Education, Inc. *	26
1,302	Laureate Education, Inc.	17
		105
DIVERSIFIED REITS—0.3%
1,569	Alexander & Baldwin, Inc.	27
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
138	Cogent Communications Holdings, Inc.	11
ELECTRIC UTILITIES—0.1%
333	Portland General Electric Co.	14
ELECTRICAL EQUIPMENT—2.2%
4,195	Array Technologies, Inc. *	56
254	NEXTracker, Inc. Class A*	11
3,145	Sensata Technologies Holding PLC	114
1,568	Shoals Technologies Group, Inc. Class A*	21
276	Thermon Group Holdings, Inc. *	9
		211
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
1,599	908 Devices, Inc. *	11
381	Arrow Electronics, Inc. *	42
206	Belden, Inc.	15
213	Cognex Corp.	8
148	Fabrinet (Thailand)*	32
1,701	FARO Technologies, Inc. *	38
176	Insight Enterprises, Inc. *	33
42	Itron, Inc. *	3
35	Littelfuse, Inc.	8
540	PAR Technology Corp. *	25
101	Plexus Corp. *	10
		225
ENERGY EQUIPMENT & SERVICES—1.6%
495	ChampionX Corp.	13
1,244	Expro Group Holdings NV *	22
250	NOV, Inc.	5
1,900	Patterson-UTI Energy, Inc.	21
6,526	Select Water Solutions, Inc.	51
584	Tidewater, Inc. *	39
		151
ENTERTAINMENT—2.7%
2,040	Atlanta Braves Holdings, Inc. Class C*	82
8,759	Lions Gate Entertainment Corp. Class A*	92
497	Madison Square Garden Sports Corp. *	92
		266

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—2.1%
1,394	Cantaloupe, Inc. *	$9
690	Euronet Worldwide, Inc. *	69
1,069	Flywire Corp. *	23
59	Jack Henry & Associates, Inc.	10
1,556	Marqeta, Inc. Class A*	9
412	Shift4 Payments, Inc. Class A*	29
1,162	Toast, Inc. Class A*	21
176	WEX, Inc. *	36
		206
FOOD PRODUCTS—1.9%
690	Ingredion, Inc.	74
7,155	SunOpta, Inc. (Canada)*	43
1,537	TreeHouse Foods, Inc. *	65
		182
GAS UTILITIES—0.2%
296	Brookfield Infrastructure Corp. Class A (Canada)	10
76	Chesapeake Utilities Corp.	8
		18
GROUND TRANSPORTATION—1.0%
48	Landstar System, Inc.	9
62	Saia, Inc. *	28
983	U-Haul Holding Co.	63
		100
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
7,089	CytoSorbents Corp. *	7
1,144	Envista Holdings Corp. *	27
394	Haemonetics Corp. *	30
99	Inspire Medical Systems, Inc. *	21
178	iRhythm Technologies, Inc. *	21
1,093	Lantheus Holdings, Inc. *	57
178	LeMaitre Vascular, Inc.	10
698	OrthoPediatrics Corp. *	18
783	QuidelOrtho Corp. *	54
1,700	SI-BONE, Inc. *	34
53	STERIS PLC	12
138	TransMedics Group, Inc. *	12
2,857	Varex Imaging Corp. *	55
		358
HEALTH CARE PROVIDERS & SERVICES—3.6%
2,504	AdaptHealth Corp. *	18
449	Addus HomeCare Corp. *	39
2,085	Castle Biosciences, Inc. *	48
17	Chemed Corp.	10
5,719	DocGo, Inc. *	21
509	Encompass Health Corp.	36
132	Ensign Group, Inc.	15
1,157	Option Care Health, Inc. *	36
65	Quest Diagnostics, Inc.	8
2,904	RadNet, Inc. *	108
104	U.S. Physical Therapy, Inc.	10
		349
HEALTH CARE TECHNOLOGY—1.3%
2,037	Evolent Health, Inc. Class A*	60
2,333	HealthStream, Inc.	62
		122
HOTEL & RESORT REITS—0.3%
276	Ryman Hospitality Properties, Inc.	30
HOTELS, RESTAURANTS & LEISURE—2.3%
296	Churchill Downs, Inc.	36
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
26	Domino’s Pizza, Inc.	$11
334	International Game Technology PLC	9
126	Marriott Vacations Worldwide Corp.	11
3,189	Penn Entertainment, Inc. *	72
951	Portillo’s, Inc. Class A*	13
155	Texas Roadhouse, Inc.	19
221	Travel & Leisure Co.	9
161	Wingstop, Inc.	45
		225
HOUSEHOLD DURABLES—3.2%
80	Cavco Industries, Inc. *	26
1,568	Green Brick Partners, Inc. *	82
460	Lovesac Co. *	11
264	M/I Homes, Inc. *	34
241	Meritage Homes Corp.	40
903	Mohawk Industries, Inc. *	94
342	Skyline Champion Corp. *	23
		310
INDUSTRIAL REITS—0.5%
361	Rexford Industrial Realty, Inc.	19
447	STAG Industrial, Inc.	16
160	Terreno Realty Corp.	10
		45
INSURANCE—3.0%
581	Assured Guaranty Ltd.	47
193	CNO Financial Group, Inc.	5
262	Enstar Group Ltd. *	70
341	First American Financial Corp.	21
457	Global Indemnity Group LLC Class A	13
72	Globe Life, Inc.	9
311	Horace Mann Educators Corp.	11
121	Kinsale Capital Group, Inc.	48
247	Palomar Holdings, Inc. *	15
102	Primerica, Inc.	24
17	White Mountains Insurance Group Ltd.	27
		290
INTERACTIVE MEDIA & SERVICES—0.4%
225	Shutterstock, Inc.	10
1,290	TripAdvisor, Inc. *	28
		38
IT SERVICES—0.4%
1,452	Hackett Group, Inc.	33
61	Wix.com Ltd. (Israel)*	8
		41
LEISURE PRODUCTS—1.5%
80	BRP, Inc.	5
126	Brunswick Corp.	10
9,705	Topgolf Callaway Brands Corp. *	128
		143
LIFE SCIENCES TOOLS & SERVICES—0.7%
665	BioLife Solutions, Inc. *	11
61	Bio-Rad Laboratories, Inc. Class A*	20
487	CryoPort, Inc. *	7
2,249	MaxCyte, Inc. *	12
550	Quanterix Corp. *	12
129	Stevanato Group SpA (Italy)	4
		66

COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.2%
266	Alamo Group, Inc.	$57
275	Allison Transmission Holdings, Inc.	17
483	Chart Industries, Inc. *	56
1,338	Columbus McKinnon Corp.	52
1,457	Douglas Dynamics, Inc.	37
257	Flowserve Corp.	10
324	Greenbrier Cos., Inc.	15
9,918	Hillman Solutions Corp. *	87
355	ITT, Inc.	43
2,243	Kornit Digital Ltd. (Israel)*	38
146	Lincoln Electric Holdings, Inc.	33
133	Miller Industries, Inc.	5
41	Nordson Corp.	10
222	SPX Technologies, Inc. *	22
72	Standex International Corp.	11
176	Timken Co.	14
		507
MARINE TRANSPORTATION—0.7%
3,270	Global Ship Lease, Inc. Class A (United Kingdom)	70
MEDIA—1.8%
13	Cable One, Inc.	7
6,856	Magnite, Inc. *	61
2,463	National CineMedia, Inc. *	10
64	Nexstar Media Group, Inc.	11
7,745	Stagwell, Inc. *	51
917	TechTarget, Inc. *	31
		171
METALS & MINING—0.6%
265	Carpenter Technology Corp.	16
1,180	Compass Minerals International, Inc.	27
49	Reliance Steel & Aluminum Co.	14
		57
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.4%
3,498	Ellington Financial, Inc.	43
MULTI-UTILITIES—0.3%
836	Avista Corp.	28
OFFICE REITS—0.2%
1,321	Easterly Government Properties, Inc.	16
OIL, GAS & CONSUMABLE FUELS—3.6%
2,475	Baytex Energy Corp. (Canada)	8
2,985	Berry Corp.	20
315	Callon Petroleum Co. *	10
51	Chord Energy Corp.	8
843	Civitas Resources, Inc.	55
218	Crescent Energy Co. Class A	2
2,732	Equitrans Midstream Corp.	28
53	Kinetik Holdings, Inc.	2
4,617	Kosmos Energy Ltd. (Ghana)*	28
177	Matador Resources Co.	10
148	Murphy Oil Corp.	6
1,167	Northern Oil & Gas, Inc.	39
3,166	Par Pacific Holdings, Inc. *	116
355	Range Resources Corp.	10
544	Vitesse Energy, Inc.	11
		353
PERSONAL CARE PRODUCTS—0.1%
221	Herbalife Ltd. *	3
72	Inter Parfums, Inc.	10
		13
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—1.5%
523	Cymabay Therapeutics, Inc. *	$12
6,147	Elanco Animal Health, Inc. *	91
1,299	Innoviva, Inc. *	21
284	Perrigo Co. PLC	9
862	Pliant Therapeutics, Inc. *	16
		149
PROFESSIONAL SERVICES—4.8%
345	ASGN, Inc. *	32
102	Booz Allen Hamilton Holding Corp.	14
63	Broadridge Financial Solutions, Inc.	13
72	Concentrix Corp.	7
6,224	Dun & Bradstreet Holdings, Inc.	72
1,394	Franklin Covey Co. *	56
544	Insperity, Inc.	62
548	Korn Ferry	32
365	ManpowerGroup, Inc.	27
166	Maximus, Inc.	14
115	TransUnion	8
134	TriNet Group, Inc. *	15
3,502	Verra Mobility Corp. *	84
391	WNS Holdings Ltd. ADR (India)*,1	27
		463
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
573	eXp World Holdings, Inc.	7
33	Jones Lang LaSalle, Inc. *	6
2,730	Kennedy-Wilson Holdings, Inc.	29
916	Marcus & Millichap, Inc.	35
3,999	Real Brokerage, Inc. (Canada)*	11
207	RMR Group, Inc. Class A	5
2,141	Seritage Growth Properties Class A*	20
		113
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.6%
76	Axcelis Technologies, Inc. *	10
153	Camtek Ltd. (Israel)*	12
574	Canadian Solar, Inc. (Canada)*	13
214	First Solar, Inc. *	31
471	FormFactor, Inc. *	18
69	Ichor Holdings Ltd. *	2
184	Impinj, Inc. *	18
10,383	indie Semiconductor, Inc. Class A (China)*	63
293	Kulicke & Soffa Industries, Inc. (Singapore)	15
107	Nova Ltd. (Israel)*	15
119	Power Integrations, Inc.	9
444	Silicon Motion Technology Corp. ADR (Taiwan)[1]	28
2,409	Ultra Clean Holdings, Inc. *	92
139	Universal Display Corp.	24
		350
SOFTWARE—2.8%
4,019	A10 Networks, Inc.	54
1,336	ACI Worldwide, Inc. *	40
1,477	CCC Intelligent Solutions Holdings, Inc. *	16

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
393	Dynatrace, Inc. *	$22
100	Five9, Inc. *	8
442	Model N, Inc. *	12
628	N-able, Inc. *	8
3,025	Riskified Ltd. Class A*	14
1,002	Samsara, Inc. Class A*	31
763	Smartsheet, Inc. Class A*	34
315	SoundThinking, Inc. *	7
405	Tenable Holdings, Inc. *	19
167	Varonis Systems, Inc. *	8
		273
SPECIALIZED REITS—0.1%
199	CubeSmart	9
SPECIALTY RETAIL—1.3%
2,221	Arhaus, Inc. *	26
80	Dick’s Sporting Goods, Inc.	12
507	ODP Corp. *	26
315	Sonic Automotive, Inc. Class A	16
2,405	ThredUp, Inc. Class A*	5
1,194	Urban Outfitters, Inc. *	45
		130
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
1,089	Pure Storage, Inc. Class A*	44
78	Super Micro Computer, Inc. *	41
		85
TEXTILES, APPAREL & LUXURY GOODS—1.2%
1,112	Carter’s, Inc.	84
705	Steven Madden Ltd.	30
		114
TRADING COMPANIES & DISTRIBUTORS—1.8%
1,084	Air Lease Corp.	45
788	BlueLinx Holdings, Inc. *	91
295	GMS, Inc. *	25
1,050	Hudson Technologies, Inc. *	13
		174
TOTAL COMMON STOCKS (Cost $9,798)		9,596

EXCHANGE-TRADED FUNDS—0.5%

(Cost $56)
CAPITAL MARKETS—0.5%
366	iShares Russell 2000 Value ETF	54
TOTAL INVESTMENTS—99.5% (Cost $9,854)		9,650
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		45
TOTAL NET ASSETS—100%		$9,695

The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Embark Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2024 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Funds II
Notes to Portfolios of Investments—January 31, 2024 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2024, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

Embark Commodity Strategy Fund (Consolidated)
Embark Small Cap Equity Fund

Embark Commodity Strategy Fund (Consolidated) commenced operations on January 23, 2024. Embark Small Cap Equity Fund commenced operations on January 30, 2024.
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

⬤

Harbor Funds II
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).

⬤